Railway concessions (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Other Provision, beginning	$ 2,394
Changes in estimates	(16)
Monetary and present value adjustments	101
Disbursements	(212)
Translation adjustment	152
Other Provision, ending	2,419
Revision to estimates and new provisions	(1)
Current liabilities	629	$ 570
Non-current liabilities	1,790	1,824
Liabilities	2,419	2,394
Payment Obligation [Member]
IfrsStatementLineItems [Line Items]
Other Provision, beginning	1,341
Changes in estimates	(24)
Monetary and present value adjustments	61
Disbursements	(32)
Translation adjustment	84
Other Provision, ending	$ 1,430
Remaining term of obligations	31 years
Liabilities	$ 1,430	$ 1,341
Payment Obligation [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Discount rate in nominal terms	8.12%	7.49%
Payment Obligation [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rate in nominal terms	11.04%	11.04%
Infrastructure Investment [Member]
IfrsStatementLineItems [Line Items]
Other Provision, beginning	$ 1,053
Changes in estimates	8
Disbursements	(180)
Translation adjustment	68
Other Provision, ending	$ 989
Remaining term of obligations	7 years
Revision to estimates and new provisions	$ 40
Liabilities	$ 989	$ 1,053
Infrastructure Investment [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Discount rate in nominal terms	7.60%	7.15%
Infrastructure Investment [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rate in nominal terms	9.22%	9.10%